Liabilities arising from insurance contracts (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities arising from insurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts

	2020
	Gross	Reinsurance	Net
	$'000	$'000	$'000
Unearned premiums	10,903	(8,723)	2,180
Claims incurred but not reported reserve	1,693	(1,354)	339
Total	12,596	(10,077)	2,519

	2019
	Gross	Reinsurance	Net
	$'000	$'000	$'000
Unearned premiums	4,445	(3,556)	889
Claims incurred but not reported reserve	82	-	82
Total	4,527	(3,556)	971

	2020	2019	2018
Income Statement	$'000	$'000	$'000
Gross premiums written	7,203	4,707	-
Gross ceded reinsurance premiums	(5,762)	(3,766)	-
Movement in net unearned premium	(1,195)	(862)	-
Net premium earned	246	79	-
Change in insurance claims reserves	(241)	(79)	-
Net income on insurance contracts	5	-	-
Insurance underwriting commission	172	56	-
Insurance administrator commission	1,604	3,489	10,406
Total insurance income	1,781	3,545	10,406